Stock-based Compensation - Stock-Based Compensation Costs (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 2,819	$ 4,383		$ 29,300	$ 13,515	$ 23,493	$ 29,324
Amount capitalized to software development	356	298	[1]		1,386	1,667	1,099
Total stock-based compensation cost	3,175	4,681			14,901	25,160	30,423
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	380	897			2,706	6,358	6,021
Product development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	855	1,168			4,170	5,260	5,103
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,584	$ 2,318			$ 6,639	$ 11,875	$ 18,200

[1]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.